UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Ave
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy R. Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy R. Wolf                    New York, NY               May 23, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

F Information Table Value Total:                35
                                              ------

Form 13F Information Table Value Total:   $218,058
                                        ------------
                                        (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1) 028-12362 Arrow Partners LP

--------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2          COLUMN 3    COLUMN 4    COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS        CUSIP      (X$1000 PRN AMT PRN CALL DISCRETION  MGRS    SOLE        SHARED   NONE
AMERICAN EXPRESS CO           COM              025816109  14,145  250,800  SH        SHARED     1                  250,800
AMERICAN EXPRESS CO           COM              025816109   5,132   91,000  SH         SOLE              91,000
BEAR STEARNS COS INC          COM              073902108  17,563  116,814  SH        SHARED     1                  116,814
BEAR STEARNS COS INC          COM              073902108   6,794   45,186  SH         SOLE              45,186
BURLINGTON NORTHN SANTA FE C  COM              12189T104   1,752   21,786  SH        SHARED     1                   21,786
BURLINGTON NORTHN SANTA FE C  COM              12189T104   1,385   17,214  SH         SOLE              17,214
CITIGROUP INC                 COM              172967101   7,265  141,500     CALL   SHARED     1                  141,500
CITIGROUP INC                 COM              172967101   1,720   33,500     CALL    SOLE              33,500
COLLECTORS UNIVERSE INC       COM NEW          19421R200   2,063  147,229  SH        SHARED     1                  147,229
COLLECTORS UNIVERSE INC       COM NEW          19421R200     811   57,871  SH         SOLE              57,871
CONTANGO OIL & GAS COMPANY    COM NEW          21075N204   1,805   82,226  SH        SHARED     1                   82,226
CONTANGO OIL & GAS COMPANY    COM NEW          21075N204     673   30,674  SH         SOLE              30,674
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207   9,325   95,630  SH        SHARED     1                   95,630
DIAMOND HILL INVESTMENT GROU  COM NEW          25264R207   3,654   37,472  SH         SOLE              37,472
ISHARES INC                   MSCI MALAYSIA    464286830   4,332  400,000  SH        SHARED     1                  400,000
ISHARES INC                   MSCI MALAYSIA    464286830     975   90,000  SH         SOLE              90,000
ISHARES INC                   MSCI SINGAPORE   464286673   8,095  654,400  SH        SHARED     1                  654,400
ISHARES INC                   MSCI SINGAPORE   464286673   3,958  320,000  SH         SOLE             320,000
MAGNA ENTMT CORP              CL A             559211107   1,128  309,800  SH        SHARED     1                  309,800
MAGNA ENTMT CORP              CL A             559211107     320   88,000  SH         SOLE              88,000
MASTERCARD INC                CL A             57636Q104  34,957  329,038  SH        SHARED     1                  329,038
MASTERCARD INC                CL A             57636Q104  21,350  200,962  SH         SOLE             200,962
MCDONALDS CORP                COM              580135101   5,631  125,000  SH        SHARED     1                  125,000
MCDONALDS CORP                COM              580135101   2,478   55,000  SH         SOLE              55,000
MCGRAW HILL COS INC           COM              580645109   5,974   95,000  SH        SHARED     1                   95,000
MCGRAW HILL COS INC           COM              580645109   2,201   35,000  SH         SOLE              35,000
MOHAWK INDS INC               COM              608190104   6,892   84,000  SH        SHARED     1                   84,000
MOHAWK INDS INC               COM              608190104   2,478   30,200  SH         SOLE              30,200
MOODYS CORP                   COM              615369105  16,867  271,784  SH        SHARED     1                  271,784
MOODYS CORP                   COM              615369105   6,871  110,716  SH         SOLE             110,716
RIVIERA HLDGS CORP            COM              769627100  10,428  373,100  SH        SHARED     1                  373,100
UNION PAC CORP                COM              907818108   4,417   43,500  SH        SHARED     1                   43,500
UNION PAC CORP                COM              907818108   2,691   26,500  SH         SOLE              26,500
WINTHROP RLTY TR              SH BEN INT       976391102   1,391  210,467  SH        SHARED     1                  210,467
WINTHROP RLTY TR              SH BEN INT       976391102     538   81,333  SH         SOLE              81,333
                                                         218,058





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